Intangible Assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Amortization - intangible assets	$ 150	$ 145
Amortization expense, next twelve months	88
Amortization expense, year two	88
Amortization expense, year three	88
Amortization expense, year four	88
Amortization expense, year five	88
Land, transmission and water rights
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Cost not subject to amortization	$ 113	$ 117